Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001527541
Registrant Name	Wheeler Real Estate Investment Trust, Inc.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES